                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 08/31

                               PORTFOLIO HOLDINGS

                                      FOR

                           RIVERSOURCE SHORT DURATION

                              U.S. GOVERNMENT FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (89.9%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (27.7%)
Federal Farm Credit Bank
  10-10-08                           4.25%        $6,015,000              $5,972,324
Federal Home Loan Bank
  10-19-07                           4.13         35,000,000              34,965,166
  02-08-08                           4.63         13,510,000              13,473,509
  02-13-08                           5.25         13,730,000              13,728,078
  11-21-08                           4.63          6,500,000               6,477,153
  12-29-08                           5.13         24,390,000              24,467,828
Federal Home Loan Mtge Corp
  11-02-07                           3.25         21,000,000              20,930,952
  06-15-08                           3.88          4,010,000               3,966,371
  08-23-17                           5.50          5,500,000               5,669,840
Federal Natl Mtge Assn
  10-15-08                           4.50         10,615,000              10,613,100
  11-15-30                           6.63          3,895,000               4,544,343
U.S. Treasury
  02-15-08                           3.38         30,815,000(b,l)         30,692,233
  07-31-09                           4.63         18,785,000(b)           18,939,093
  08-15-17                           4.75          1,210,000               1,229,851
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00         16,918,588(m)           16,517,797
                                                                     ---------------
Total                                                                    212,187,638
------------------------------------------------------------------------------------

ASSET-BACKED (2.1%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.72          3,250,000(d,k)          3,249,226
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.66          2,600,000(k)            2,560,594
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           5.66          4,079,815(k)            4,107,125
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.64          2,200,000(k)            2,187,625
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.68          4,050,000(k)            3,942,716
                                                                     ---------------
Total                                                                     16,047,286
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

COMMERCIAL MORTGAGE-BACKED (1.9%)(f)

Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
  04-25-16                           5.65%        $7,127,872              $7,220,367
Federal Natl Mtge Assn #360800
  01-01-09                           5.74          3,057,717               3,064,304
Federal Natl Mtge Assn #381990
  10-01-09                           7.11          4,138,937               4,267,098
                                                                     ---------------
Total                                                                     14,551,769
------------------------------------------------------------------------------------

MORTGAGE-BACKED (58.2%)(f,o)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19          2,194,590(j)            2,218,676
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.67          3,481,228(j)            3,277,104
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.70          4,479,720(j)            4,368,628
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00          3,702,438               3,644,846
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50          1,679,989               1,741,521
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00          5,975,218               5,847,078
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25
  10-25-37                           6.50          5,000,000(e)            4,911,719

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.86%        $6,334,208(k)           $6,057,283
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           6.01          4,166,595(k)            3,819,543
Countrywide Home Loan Mtge Pass Through Trust
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  09-25-37                           6.50          5,000,000               4,974,219
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00          4,898,193(d)            5,147,914
Federal Home Loan Mtge Corp
  09-01-37                           6.50         18,000,000(e)           18,269,999
Federal Home Loan Mtge Corp #1G2598
  01-01-37                           6.16          2,909,981(j)            2,929,760
Federal Home Loan Mtge Corp #1J0614
  09-01-37                           5.72          3,345,220(j)            3,341,975
Federal Home Loan Mtge Corp #A18107
  01-01-34                           5.50          3,521,043               3,445,229
Federal Home Loan Mtge Corp #C00351
  07-01-24                           8.00            294,098                 311,493
Federal Home Loan Mtge Corp #C00385
  01-01-25                           9.00            427,475                 462,147
Federal Home Loan Mtge Corp #C80329
  08-01-25                           8.00             82,692                  87,156
Federal Home Loan Mtge Corp #E00398
  10-01-10                           7.00            405,445                 414,638

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50%        $4,086,139              $4,229,223
Federal Home Loan Mtge Corp #E90650
  07-01-12                           5.50            238,040                 236,943
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00          3,277,214               3,216,570
Federal Home Loan Mtge Corp #G00363
  06-01-25                           8.00            356,551                 375,803
Federal Home Loan Mtge Corp #G00501
  05-01-26                           9.00            684,795                 740,241
Federal Home Loan Mtge Corp #G10669
  03-01-12                           7.50          1,875,627               1,941,924
Federal Home Loan Mtge Corp #G11243
  04-01-17                           6.50         14,776,666              15,128,929
Federal Home Loan Mtge Corp #G12100
  11-01-13                           5.00          3,784,113               3,722,626
Federal Home Loan Mtge Corp #M30074
  09-01-09                           6.50            105,125                 106,955
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 11 Cl B
  01-01-20                          20.00              7,528(h)                1,584
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64          1,215,191(h)              325,064
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2564 Cl IX
  12-15-12                          20.00          1,638,242(h)               14,462
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          20.00          2,901,961(h)               76,705
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
  03-15-25                          20.00          5,062,418(h)              226,466
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
  03-15-32                          10.10          1,527,639(g,h)            137,791
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           2.39          7,324,710(g,h)            571,863
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
  06-15-16                           7.00          7,588,172               7,844,916
Federal Natl Mtge Assn
  09-01-37                           6.50          1,000,000(e)            1,015,000
  09-01-37                           7.00          3,000,000(e)            3,083,436
Federal Natl Mtge Assn #124528
  10-01-07                           7.50              5,292                   5,294

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #125032
  11-01-21                           8.00%          $151,339                $159,534
Federal Natl Mtge Assn #190129
  11-01-23                           6.00          1,089,740               1,094,819
Federal Natl Mtge Assn #190353
  08-01-34                           5.00          7,082,000               6,748,830
Federal Natl Mtge Assn #190785
  05-01-09                           7.50            199,065                 199,407
Federal Natl Mtge Assn #190988
  06-01-24                           9.00            285,444                 304,306
Federal Natl Mtge Assn #254384
  06-01-17                           7.00            406,368                 419,890
Federal Natl Mtge Assn #254454
  08-01-17                           7.00            654,945                 676,738
Federal Natl Mtge Assn #254723
  05-01-23                           5.50          9,824,586               9,707,641
Federal Natl Mtge Assn #254748
  04-01-13                           5.50          6,820,775               6,786,937
Federal Natl Mtge Assn #254757
  05-01-13                           5.00          9,191,700               9,162,641
Federal Natl Mtge Assn #254774
  05-01-13                           5.50          2,189,503               2,184,314
Federal Natl Mtge Assn #255501
  09-01-14                           6.00            956,351                 976,614
Federal Natl Mtge Assn #303885
  05-01-26                           7.50            503,078                 527,463
Federal Natl Mtge Assn #313007
  07-01-11                           7.50            267,000                 273,575
Federal Natl Mtge Assn #313428
  12-01-08                           7.50             34,928                  34,988
Federal Natl Mtge Assn #336512
  02-01-26                           6.00             64,687                  65,137
Federal Natl Mtge Assn #357485
  02-01-34                           5.50         14,254,664              13,962,084
Federal Natl Mtge Assn #407327
  01-01-14                           5.50            501,428                 501,374
Federal Natl Mtge Assn #456374
  12-01-13                           5.50            881,184                 881,090
Federal Natl Mtge Assn #508402
  08-01-14                           6.50            289,097                 295,807
Federal Natl Mtge Assn #545818
  07-01-17                           6.00         15,766,771              15,988,683
Federal Natl Mtge Assn #545864
  08-01-17                           5.50         12,608,290              12,587,245
Federal Natl Mtge Assn #545910
  08-01-17                           6.00          2,426,112               2,460,343
Federal Natl Mtge Assn #555063
  11-01-17                           5.50          9,195,815               9,176,552
Federal Natl Mtge Assn #555367
  03-01-33                           6.00         10,648,847              10,690,881
Federal Natl Mtge Assn #579485
  04-01-31                           6.50          2,405,894               2,467,830
Federal Natl Mtge Assn #593829
  12-01-28                           7.00          1,601,040               1,660,678
Federal Natl Mtge Assn #601416
  11-01-31                           6.50            915,000                 935,675
Federal Natl Mtge Assn #630993
  09-01-31                           7.50          2,596,353               2,721,193
Federal Natl Mtge Assn #648040
  06-01-32                           6.50          2,370,091               2,421,273
Federal Natl Mtge Assn #648349
  06-01-17                           6.00          7,930,434               8,042,334

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #651284
  07-01-17                           6.00%        $1,651,880              $1,675,015
Federal Natl Mtge Assn #662866
  11-01-17                           6.00          1,236,629               1,258,375
Federal Natl Mtge Assn #665752
  09-01-32                           6.50          1,424,981               1,455,753
Federal Natl Mtge Assn #670782
  11-01-12                           5.00            471,061                 469,570
Federal Natl Mtge Assn #670830
  12-01-12                           5.00            510,527                 508,955
Federal Natl Mtge Assn #671415
  01-01-10                           5.00            360,120                 359,544
Federal Natl Mtge Assn #678940
  02-01-18                           5.50          2,428,701               2,423,054
Federal Natl Mtge Assn #686227
  02-01-18                           5.50          3,244,681               3,236,683
Federal Natl Mtge Assn #696837
  04-01-18                           5.50          3,421,420               3,412,672
Federal Natl Mtge Assn #704610
  06-01-33                           5.50         11,377,295              11,143,774
Federal Natl Mtge Assn #712602
  06-01-13                           5.00          1,207,065               1,203,249
Federal Natl Mtge Assn #722325
  07-01-33                           4.97          5,649,537(j)            5,502,446
Federal Natl Mtge Assn #722589
  08-01-33                           6.89            174,587(j)              175,874
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         10,558,804              10,072,196
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         10,017,474               9,813,474
Federal Natl Mtge Assn #725431
  08-01-15                           5.50          9,505,585               9,504,569
Federal Natl Mtge Assn #725773
  09-01-34                           5.50          8,486,588               8,304,104
Federal Natl Mtge Assn #730632
  08-01-33                           4.07          1,923,209(j)            1,880,990
Federal Natl Mtge Assn #735212
  12-01-34                           5.00          6,258,094               5,963,684
Federal Natl Mtge Assn #739243
  09-01-33                           6.00          3,153,916               3,169,785
Federal Natl Mtge Assn #739331
  09-01-33                           6.00          1,602,426               1,606,724
Federal Natl Mtge Assn #743524
  11-01-33                           5.00          3,271,628               3,120,853
Federal Natl Mtge Assn #753508
  11-01-33                           5.00          3,620,826               3,453,958
Federal Natl Mtge Assn #791447
  10-01-34                           6.00          4,926,575               4,933,239
Federal Natl Mtge Assn #797046
  07-01-34                           5.50          3,405,291               3,332,068
Federal Natl Mtge Assn #799769
  11-01-34                           5.04          4,338,992(j)            4,291,350
Federal Natl Mtge Assn #801344
  10-01-34                           5.07          4,820,758(j)            4,798,968
Federal Natl Mtge Assn #815463
  02-01-35                           5.50          2,247,522               2,199,195
Federal Natl Mtge Assn #832641
  09-01-35                           6.00          6,901,296               6,901,064
Federal Natl Mtge Assn #849082
  01-01-36                           5.82          2,707,156(j)            2,727,453
Federal Natl Mtge Assn #849170
  01-01-36                           5.96          3,790,010(j)            3,829,277

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #878661
  02-01-36                           5.50%        $8,374,577              $8,140,089
Federal Natl Mtge Assn #883267
  07-01-36                           6.50          4,570,186               4,653,859
Federal Natl Mtge Assn #887096
  07-01-36                           5.80          5,056,963(j)            5,054,097
Federal Natl Mtge Assn #887403
  07-01-36                           7.00          3,116,037               3,209,299
Federal Natl Mtge Assn #902818
  11-01-36                           5.93          2,594,460(j)            2,618,432
Federal Natl Mtge Assn #919341
  05-01-37                           6.50          4,802,980               4,875,525
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 163 Cl 2
  07-25-22                          20.00            636,989(h)              101,117
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          20.00            946,141(h)                5,812
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
  03-25-23                          10.20          1,870,699(h)              361,319
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          12.86          4,222,434(h)              980,056
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85          2,214,587(h)              401,705
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
  11-25-13                          20.00          5,246,635(h)              177,188
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                          15.94          7,143,436(g,h)            272,736
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 36 Cl 2
  08-01-18                          16.53              5,061(h)                1,180
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59          3,014,386(h)              806,348

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 70 Cl 2
  01-15-20                          20.00%          $222,615(h)              $43,153
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2002-18 Cl SE
  02-25-32                          11.01          3,260,293(g,h)            298,433
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series G-15 Cl A
  06-25-21                           4.50             30,376(i)               26,485
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00          2,238,339               2,374,593
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
  07-25-23                           5.50          7,466,011               7,454,671
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
  06-25-33                           8.02            153,523(j)              154,848
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
  04-25-34                           5.50          3,635,759               3,664,137
Govt Natl Mtge Assn #615740
  08-15-13                           6.00            934,415                 948,431
Govt Natl Mtge Assn #781507
  09-15-14                           6.00          4,543,758               4,612,608
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-62 Cl IC
  03-20-29                          20.00          2,484,668(h)              132,984
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
  01-16-30                           5.08          9,095,773               9,056,638
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
  06-19-34                           6.29            653,665(j)              651,550
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25            478,255(d)              470,782

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
  02-25-46                           6.01%        $2,190,610(j)           $2,123,533
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          6,141,254               5,814,171
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50          3,004,670               2,892,299
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50          4,686,228               4,547,839
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11          3,795,666(j)            3,713,853
                                                                     ---------------
Total                                                                    445,756,284
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $693,903,573)                                                    $688,542,977
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.7%)(c)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  50,994,977(n)          $50,994,977
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $50,994,977)                                                      $50,994,977
------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (12.7%)(c)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
U.S. GOVERNMENT AGENCIES
Federal Farm Credit Disc Nts
  09-10-07                           4.97%       $19,000,000             $18,974,139
Federal Home Loan Bank Disc Nts
  09-04-07                           4.26         27,200,000              27,187,306
  09-13-07                           4.98         27,200,000              27,151,871
  03-07-08                           4.95         24,000,000              23,892,888
------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $97,322,778)                                                      $97,206,204
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $842,221,328)(p)                                                 $836,744,158
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  At Aug. 31, 2007, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in an affiliated money market fund/short-term securities and represents 5.6% of net assets. 13.8% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

 3 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $8,867,922 or 1.2% of net assets.

(e) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $27,334,964.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2007. At Aug. 31, 2007, the value of inverse floaters represented 0.2% of net assets.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2007.

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2007.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, Dec. 2007, 2-year                                 $161,400,000
SALE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                       1,900,000
U.S. Treasury Note, Dec. 2007, 5-year                                   24,800,000
U.S. Treasury Note, Dec. 2007, 10-year                                  43,300,000

(m) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(o) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2007:

                                                              PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                        AMOUNT              DATE            RECEIVABLE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  09-01-37 5.00%                                              $6,000,000          09-13-07          $5,630,625         $5,701,872

(p) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $842,221,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $2,830,000
Unrealized depreciation                                               (8,307,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(5,477,000)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (117.4%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (0.6%)
Federal Natl Mtge Assn
  11-15-30                           6.63%        $2,100,000              $2,450,095
------------------------------------------------------------------------------------

ASSET-BACKED (1.5%)
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.67          1,200,000(h)            1,181,813
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           5.66          2,235,839(h)            2,250,805
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31            195,000                 145,106
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66            130,000                  97,449
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01            190,000                 139,242
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.64            830,000(h)              821,181
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.69          1,700,000(h)            1,654,967
                                                                     ---------------
Total                                                                      6,290,563
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.4%)(f)
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
  12-11-49                           5.21          3,000,000               2,966,490
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           6.30          2,000,000(d,h)          1,990,000
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.91          3,000,000               3,009,002
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.18          1,000,000(d,h)            980,034
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42          4,000,000               3,895,045

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31%        $6,000,000              $5,830,615
                                                                     ---------------
Total                                                                     18,671,186
------------------------------------------------------------------------------------

MORTGAGE-BACKED (110.8%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69            660,699(c)              660,771
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.67          1,285,017(c)            1,209,669
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.70          1,878,592(c)            1,832,005
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00            563,780                 553,463
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75            298,882                 287,207
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00          2,776,828               2,733,635
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25            152,714(d)              143,933
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.89            735,395(c)              735,270
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
  10-25-20                           5.00          1,704,073               1,651,818

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50%          $579,556                $585,895
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73          2,129,943(e)              359,896
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50          5,268,805               5,072,250
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50            505,878                 508,468
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            414,661                 429,849
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00          1,552,005               1,518,722
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25
  10-25-37                           6.50          1,000,000(b)              982,344
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.86          1,450,000(h)            1,386,608
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           6.01          2,020,923(h)            1,852,593
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                           5.50            890,770                 857,513

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-HYB1 Cl 6A1
  03-25-35                           5.15%        $1,097,495(c)           $1,071,674
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00            512,856(d)              539,002
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36            469,599(c)              469,223
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00          1,497,526(c)            1,466,581
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           9.55          3,882,623(e)               34,580
Federal Home Loan Mtge Corp
  09-01-37                           6.00          4,400,000(b)            4,395,873
  09-01-37                           6.50         17,000,000(b)           17,254,999
Federal Home Loan Mtge Corp #1B7116
  08-01-36                           5.89          4,198,794(c)            4,190,737
Federal Home Loan Mtge Corp #1J0149
  11-01-36                           6.12          2,609,657(c)            2,639,741
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83          3,780,812(c)            3,786,752
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.90          2,394,948(c)            2,408,857
Federal Home Loan Mtge Corp #1J1484
  02-01-37                           5.59          2,999,425(c)            2,989,130
Federal Home Loan Mtge Corp #1J1621
  05-01-37                           5.89          3,099,643(c)            3,107,875
Federal Home Loan Mtge Corp #555140
  03-01-10                           8.00             49,107                  50,022
Federal Home Loan Mtge Corp #555300
  10-01-17                           8.00            245,608                 253,594
Federal Home Loan Mtge Corp #A10892
  07-01-33                           6.00            581,194                 584,478
Federal Home Loan Mtge Corp #A15111
  10-01-33                           6.00            900,784                 903,511
Federal Home Loan Mtge Corp #A21059
  04-01-34                           6.50            533,718                 543,596
Federal Home Loan Mtge Corp #A25174
  08-01-34                           6.50            547,888                 558,028
Federal Home Loan Mtge Corp #A62695
  06-01-37                           6.00          4,969,770               4,967,013
Federal Home Loan Mtge Corp #C02699
  01-01-37                           6.50          3,029,741               3,075,686
Federal Home Loan Mtge Corp #C02853
  05-01-37                           6.50          8,587,220               8,716,922
Federal Home Loan Mtge Corp #C53098
  06-01-31                           8.00            280,152                 295,467
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50            965,769                 948,276
Federal Home Loan Mtge Corp #C68876
  07-01-32                           7.00            132,525                 136,661
Federal Home Loan Mtge Corp #C69665
  08-01-32                           6.50          2,508,961               2,562,970

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C79930
  06-01-33                           5.50%        $1,481,756              $1,451,462
Federal Home Loan Mtge Corp #D95232
  03-01-22                           6.50            403,636                 414,081
Federal Home Loan Mtge Corp #D95371
  04-01-22                           6.50            311,887                 320,608
Federal Home Loan Mtge Corp #E00285
  01-01-09                           7.00             46,433                  46,956
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50            809,078                 837,409
Federal Home Loan Mtge Corp #E88036
  02-01-17                           6.50          1,276,555               1,307,163
Federal Home Loan Mtge Corp #E88468
  12-01-16                           6.50            300,625                 308,783
Federal Home Loan Mtge Corp #E89232
  04-01-17                           7.00            550,265                 568,187
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00          1,661,381               1,630,638
Federal Home Loan Mtge Corp #E93685
  01-01-18                           5.50          1,227,132               1,223,809
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00            389,271                 381,666
Federal Home Loan Mtge Corp #G01169
  01-01-30                           5.50          1,621,300               1,592,964
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00          2,106,386               2,120,136
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00         11,612,528              11,059,593
Federal Home Loan Mtge Corp #G12101
  11-01-18                           5.00            818,197                 801,519
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64          1,822,786(e)              487,595
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          20.00            361,081(e)                9,544
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
  03-15-22                           8.38          1,231,508(e)              183,774
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          20.00            422,999(e)                9,272
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
  06-15-32                           9.13          1,001,210(e)               55,907
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
  09-15-20                          10.94          2,982,642(e)              301,297

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
  03-15-32                          10.10%          $293,762(e)              $26,497
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2795 Cl IY
  07-15-17                          12.98            501,689(e)               48,701
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           2.39          1,098,707(e)               85,779
Federal Natl Mtge Assn
  09-01-22                           5.50            900,000(b)              894,656
  09-01-22                           6.00          3,000,000(b)            3,031,875
  09-01-37                           5.50         14,000,000(b)           13,671,867
  09-01-37                           6.00         26,500,000(b)           26,466,874
  09-01-37                           7.00         22,000,000(b)           22,611,863
  10-01-37                           6.00          9,000,000(b)            8,985,941
Federal Natl Mtge Assn #13481
  05-01-08                           7.75             10,476                  10,564
Federal Natl Mtge Assn #190353
  08-01-34                           5.00          1,664,270               1,585,975
Federal Natl Mtge Assn #252409
  03-01-29                           6.50          1,496,611               1,529,811
Federal Natl Mtge Assn #254759
  06-01-18                           4.50          2,167,991               2,086,121
Federal Natl Mtge Assn #254793
  07-01-33                           5.00          2,341,013               2,233,127
Federal Natl Mtge Assn #254916
  09-01-23                           5.50          1,922,017               1,899,138
Federal Natl Mtge Assn #256135
  02-01-36                           5.50          7,668,998               7,445,574
Federal Natl Mtge Assn #313470
  08-01-10                           7.50            194,415                 197,980
Federal Natl Mtge Assn #323362
  11-01-28                           6.00          2,876,903               2,896,193
Federal Natl Mtge Assn #323715
  05-01-29                           6.00            532,968(g)              536,542
Federal Natl Mtge Assn #344909
  04-01-25                           8.00            726,607                 767,660
Federal Natl Mtge Assn #357514
  03-01-34                           5.50          2,431,108               2,381,209
Federal Natl Mtge Assn #426860
  10-01-09                           8.50              2,904                   2,931
Federal Natl Mtge Assn #483691
  12-01-28                           7.00          1,139,186               1,192,981
Federal Natl Mtge Assn #487757
  09-01-28                           7.50            865,218                 906,941
Federal Natl Mtge Assn #514704
  01-01-29                           6.00            752,211                 757,255
Federal Natl Mtge Assn #545008
  06-01-31                           7.00          1,505,068               1,565,065
Federal Natl Mtge Assn #545339
  11-01-31                           6.50            254,561                 261,104
Federal Natl Mtge Assn #545818
  07-01-17                           6.00          2,833,248               2,873,125
Federal Natl Mtge Assn #545864
  08-01-17                           5.50          1,555,934               1,553,337

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555063
  11-01-17                           5.50%        $1,139,519              $1,137,132
Federal Natl Mtge Assn #555458
  05-01-33                           5.50          1,754,407               1,719,337
Federal Natl Mtge Assn #555528
  04-01-33                           6.00          2,269,955               2,278,915
Federal Natl Mtge Assn #555734
  07-01-23                           5.00            754,947                 730,101
Federal Natl Mtge Assn #555740
  08-01-18                           4.50          3,735,234               3,602,020
Federal Natl Mtge Assn #581418
  06-01-31                           7.00            932,420                 969,231
Federal Natl Mtge Assn #583088
  06-01-29                           6.00          2,906,179               2,931,940
Federal Natl Mtge Assn #592270
  01-01-32                           6.50            797,851                 818,408
Federal Natl Mtge Assn #596505
  08-01-16                           6.50            184,506                 189,036
Federal Natl Mtge Assn #601416
  11-01-31                           6.50            340,221                 347,909
Federal Natl Mtge Assn #624979
  01-01-32                           6.00            810,103                 815,993
Federal Natl Mtge Assn #626670
  03-01-32                           7.00            493,023                 516,136
Federal Natl Mtge Assn #627426
  03-01-17                           6.50            480,938                 491,236
Federal Natl Mtge Assn #630992
  09-01-31                           7.00          2,006,659               2,102,356
Federal Natl Mtge Assn #630993
  09-01-31                           7.50          2,015,677               2,112,596
Federal Natl Mtge Assn #631388
  05-01-32                           6.50          1,755,408               1,797,861
Federal Natl Mtge Assn #632412
  12-01-17                           5.50          1,238,205               1,235,386
Federal Natl Mtge Assn #632856
  03-01-17                           6.00            564,778                 572,781
Federal Natl Mtge Assn #633674
  06-01-32                           6.50            834,401                 859,681
Federal Natl Mtge Assn #635231
  04-01-32                           7.00             75,044                  77,996
Federal Natl Mtge Assn #635908
  04-01-32                           6.50          1,196,908               1,224,885
Federal Natl Mtge Assn #636812
  04-01-32                           7.00            120,063                 124,563
Federal Natl Mtge Assn #640200
  10-01-31                           9.50            103,234(g)              114,278
Federal Natl Mtge Assn #640207
  03-01-17                           7.00             40,716                  41,612
Federal Natl Mtge Assn #640208
  04-01-17                           7.50             51,272                  52,497
Federal Natl Mtge Assn #644805
  05-01-32                           7.00          1,167,926               1,216,033
Federal Natl Mtge Assn #645053
  05-01-32                           7.00            675,712                 700,409
Federal Natl Mtge Assn #646189
  05-01-32                           6.50            426,195                 435,399
Federal Natl Mtge Assn #654071
  09-01-22                           6.50            616,455                 632,448
Federal Natl Mtge Assn #654685
  11-01-22                           6.00            581,926                 587,939
Federal Natl Mtge Assn #655635
  08-01-32                           6.50            850,587(g)              872,482

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #656514
  09-01-17                           6.50%        $1,121,549              $1,145,541
Federal Natl Mtge Assn #660186
  11-01-32                           6.00          2,412,433               2,428,307
Federal Natl Mtge Assn #663651
  10-01-17                           5.50            465,803                 464,509
Federal Natl Mtge Assn #663667
  11-01-17                           5.50            349,413                 348,442
Federal Natl Mtge Assn #665752
  09-01-32                           6.50          1,334,261               1,363,075
Federal Natl Mtge Assn #667302
  01-01-33                           7.00            611,239(g)              636,214
Federal Natl Mtge Assn #667604
  10-01-32                           5.50            555,521                 544,342
Federal Natl Mtge Assn #670382
  09-01-32                           6.00          1,229,564               1,234,417
Federal Natl Mtge Assn #676683
  12-01-32                           6.00          1,232,686               1,237,551
Federal Natl Mtge Assn #677089
  01-01-33                           5.50            684,043                 670,277
Federal Natl Mtge Assn #677294
  01-01-33                           6.00          1,593,723               1,600,014
Federal Natl Mtge Assn #681080
  02-01-18                           5.00            953,443(g)              934,028
Federal Natl Mtge Assn #682229
  03-01-33                           5.50          2,271,473               2,225,762
Federal Natl Mtge Assn #684585
  02-01-33                           5.50          1,627,533               1,595,729
Federal Natl Mtge Assn #684843
  02-01-18                           5.50          1,778,097               1,773,927
Federal Natl Mtge Assn #684853
  03-01-33                           6.50            217,358                 222,291
Federal Natl Mtge Assn #688002
  03-01-33                           5.50          1,526,128               1,496,483
Federal Natl Mtge Assn #689026
  05-01-33                           5.50            391,861                 384,111
Federal Natl Mtge Assn #689093
  07-01-28                           5.50          1,029,403(g)            1,011,391
Federal Natl Mtge Assn #694628
  04-01-33                           5.50          2,133,935               2,092,619
Federal Natl Mtge Assn #694795
  04-01-33                           5.50          2,703,470               2,650,958
Federal Natl Mtge Assn #695460
  04-01-18                           5.50          2,217,490               2,211,861
Federal Natl Mtge Assn #697145
  03-01-23                           5.50          1,209,073               1,193,828
Federal Natl Mtge Assn #699424
  04-01-33                           5.50          1,682,818               1,649,926
Federal Natl Mtge Assn #701101
  04-01-33                           6.00          2,188,098               2,193,967
Federal Natl Mtge Assn #704610
  06-01-33                           5.50          2,197,064               2,151,969
Federal Natl Mtge Assn #705655
  05-01-33                           5.00            772,986                 737,363
Federal Natl Mtge Assn #708503
  05-01-33                           6.00            279,232                 280,613
Federal Natl Mtge Assn #708504
  05-01-33                           6.00            593,343                 597,336
Federal Natl Mtge Assn #710780
  05-01-33                           6.00            251,141                 251,815
Federal Natl Mtge Assn #711206
  05-01-33                           5.50          1,371,796               1,343,639

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #711239
  07-01-33                           5.50%          $605,146                $592,725
Federal Natl Mtge Assn #711501
  05-01-33                           5.50            866,669                 850,052
Federal Natl Mtge Assn #720378
  06-01-18                           4.50          1,678,800               1,615,403
Federal Natl Mtge Assn #723771
  08-01-28                           5.50          1,066,463               1,047,802
Federal Natl Mtge Assn #725017
  12-01-33                           5.50          3,050,354               2,987,745
Federal Natl Mtge Assn #725232
  03-01-34                           5.00          1,772,371               1,690,690
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         10,033,094               9,827,161
Federal Natl Mtge Assn #725425
  04-01-34                           5.50          2,878,004               2,819,395
Federal Natl Mtge Assn #725684
  05-01-18                           6.00            834,360                 845,539
Federal Natl Mtge Assn #725719
  07-01-33                           4.85            558,944(c)              544,205
Federal Natl Mtge Assn #725773
  09-01-34                           5.50          6,964,855               6,815,091
Federal Natl Mtge Assn #726940
  08-01-23                           5.50          1,298,044               1,282,565
Federal Natl Mtge Assn #730153
  08-01-33                           5.50            788,879                 772,687
Federal Natl Mtge Assn #733367
  08-01-23                           5.50          1,100,676               1,087,377
Federal Natl Mtge Assn #735212
  12-01-34                           5.00          9,297,740               8,860,330
Federal Natl Mtge Assn #735224
  02-01-35                           5.50         12,471,602              12,215,618
Federal Natl Mtge Assn #735841
  11-01-19                           4.50          6,631,770               6,373,372
Federal Natl Mtge Assn #743524
  11-01-33                           5.00          1,990,240               1,898,519
Federal Natl Mtge Assn #743579
  11-01-33                           5.50          1,639,399               1,605,750
Federal Natl Mtge Assn #747339
  10-01-23                           5.50          1,338,654               1,321,988
Federal Natl Mtge Assn #747536
  11-01-33                           5.00          2,740,682(g)            2,614,376
Federal Natl Mtge Assn #753507
  12-01-18                           5.00          1,105,855               1,083,991
Federal Natl Mtge Assn #753940
  12-01-18                           5.00          1,004,121                 983,674
Federal Natl Mtge Assn #759342
  01-01-34                           6.50            445,062                 454,365
Federal Natl Mtge Assn #761141
  12-01-18                           5.00          1,580,495               1,548,312
Federal Natl Mtge Assn #765760
  02-01-19                           5.00          1,036,949               1,015,834
Federal Natl Mtge Assn #766641
  03-01-34                           5.00          3,127,220               2,980,101
Federal Natl Mtge Assn #770403
  04-01-34                           5.00          1,585,102               1,510,531
Federal Natl Mtge Assn #776962
  04-01-29                           5.00          1,394,681               1,333,008
Federal Natl Mtge Assn #779676
  06-01-34                           5.00          2,821,217               2,688,494
Federal Natl Mtge Assn #785506
  06-01-34                           5.00          5,958,371               5,678,062

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #793622
  09-01-34                           5.50%        $6,661,157              $6,517,925
Federal Natl Mtge Assn #797232
  09-01-34                           5.50          7,884,947               7,715,400
Federal Natl Mtge Assn #878661
  02-01-36                           5.50          2,083,331               2,024,998
Federal Natl Mtge Assn #881629
  02-01-36                           5.50          1,361,877               1,323,745
Federal Natl Mtge Assn #886020
  07-01-36                           6.50          1,198,068               1,219,992
Federal Natl Mtge Assn #886291
  07-01-36                           7.00            858,820                 885,319
Federal Natl Mtge Assn #888414
  11-01-35                           5.00          4,216,947(g)            4,014,712
Federal Natl Mtge Assn #893101
  10-01-36                           6.50          3,194,040               3,242,524
Federal Natl Mtge Assn #894800
  12-01-36                           6.50          4,537,491               4,606,368
Federal Natl Mtge Assn #902818
  11-01-36                           5.93          3,430,690(c)            3,462,390
Federal Natl Mtge Assn #919341
  05-01-37                           6.50          4,568,810               4,637,818
Federal Natl Mtge Assn #923744
  04-01-37                           6.50          2,039,335(b)            2,062,388
Federal Natl Mtge Assn #928046
  01-01-37                           6.00          4,051,785               4,048,345
Federal Natl Mtge Assn #928146
  03-01-37                           6.00          5,226,281               5,221,843
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                           7.32            519,257(e)              130,761
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          20.00            115,854(e)                  712
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          12.86          2,179,078(e)              505,779
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85            492,130(e)               89,268
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           9.48            223,052(e)               32,199
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
  08-25-35                          20.00          2,863,222(e)              416,879
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59          1,599,286(e)              427,809

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                          15.94%       $11,145,257(e)             $425,526
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00            319,763                 339,228
Govt Natl Mtge Assn #3931
  12-20-36                           6.00          4,802,942               4,822,397
Govt Natl Mtge Assn #518371
  02-15-30                           7.00            120,973                 126,173
Govt Natl Mtge Assn #528344
  03-15-30                           7.00            372,519                 388,533
Govt Natl Mtge Assn #556293
  12-15-31                           6.50            428,211                 437,888
Govt Natl Mtge Assn #583182
  02-15-32                           6.50            568,922                 581,377
Govt Natl Mtge Assn #595256
  12-15-32                           6.00            354,816                 357,412
Govt Natl Mtge Assn #619613
  09-15-33                           5.00          1,469,904               1,418,610
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41            138,903(d)              138,209
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-7A Cl N1
  09-19-36                           6.41             57,147(d)               56,861
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50          8,003,850(e)               50,024
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65             48,955(d)               48,649
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25            245,366(d)              241,532
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 Cl A1
  10-28-46                           6.25             94,111(d)               93,838
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50          5,585,612               5,646,001
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00            445,719                 432,348
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00            384,656                 378,355
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00            540,112                 519,831

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50%        $1,537,000              $1,412,826
Mastr Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
  10-25-19                           4.50          1,177,455               1,122,630
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00            999,323                 977,148
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
  07-25-35                           5.51          1,105,740(c)            1,087,213
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50          1,322,718               1,273,340
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50            654,916                 620,572
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29            422,203(c)              416,994
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94          2,033,728(c)            2,028,007
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          2,193,305               2,076,490
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50            781,038                 757,973
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03          1,942,010(c)            1,934,974
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 2A1
  09-25-36                           6.10          2,143,874(c)            2,153,765
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11            921,491(c)              901,629
                                                                     ---------------
Total                                                                    467,711,396
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $499,378,584)                                                    $495,123,240
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

MONEY MARKET FUND (0.3%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   1,129,265(i)           $1,129,265
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,129,265)                                                        $1,129,265
------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (5.7%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
U.S. GOVERNMENT AGENCIES
Federal Farm Credit Disc Nts
  09-10-07                           4.97%        $5,000,000              $4,993,194
Federal Home Loan Bank Disc Nts
  09-04-07                           4.26         18,900,000              18,891,180
------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $23,887,260)                                                      $23,884,374
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $524,395,109)(j)                                                 $520,136,879
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $100,141,210.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $4,232,058 or 1.0% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                     $6,600,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 2-year                                  15,000,000
U.S. Treasury Note, Dec. 2007, 5-year                                  22,100,000
U.S. Treasury Note, Dec. 2007, 10-year                                 28,400,000

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(i) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $524,395,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $1,582,000
Unrealized depreciation                                               (5,840,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(4,258,000)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Government Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2007